FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis
December 31, 2013
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$4,565	$4,565	$-	$-
Embedded Derivatives	12,431	-	-	12,431

Total financial assets	$16,996	$4,565	$-	$12,431

	December 31, 2012
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$5,196	$5,196	$-	$-
Embedded Derivatives	6,864	-	-	6,864
Liability with respect to outstanding options to non- employee	264	-	-	264

Total financial assets	$12,324	$5,196	$-	$7,128

Schedule Of Changes In Level 3 Instruments Measured On A Recurring Basis Using Significant Unobservable Inputs
Fair value of Embedded Derivatives

Balance at January 1, 2012	$5,707

Fair value of Exchange Option within the 2012 proceeds under the mAb research and development arrangement	569
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	588

Balance at December 31, 2012 *)	6,864

Fair value of Exchange Option within the 2013 proceeds under the mAb research and development arrangement	4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	811

Balance at December 31, 2013 *)	$12,431

Schedule of Fair Value of Outstanding Options to Non-employee
Fair value of outstanding options to non- employee

Balance at January 1, 2012	$284
Change in fair value of liability with respect to outstanding options to non- employee	(20)

Balance at December 31, 2012	264

Change in fair value of liability with respect to outstanding options to non- employee	(104)
Classification of portion liability with respect to outstanding options to non-employee to additional paid in capital	(160)

Balance at December 31, 2013	$-